RISK MANAGEMENT - Mitigation of credit risk, collateral and other (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Credit exposure	$ 269,560,244	$ 263,369,003
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	186,203,770	188,313,361
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	18,486,206	17,883,355
Less than 50% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	7,784,742	6,828,495
51 - 70% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	6,379,677	6,139,066
71 - 90% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	3,281,508	3,595,794
91 - 100% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	771,664	1,019,031
More than 100% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	268,615	300,969
Financial instruments credit-impaired [member] | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	604,424	497,132
Financial instruments credit-impaired [member] | Less than 50% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	146,489	141,621
Financial instruments credit-impaired [member] | 51 - 70% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	252,655	184,151
Financial instruments credit-impaired [member] | More than 70% | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Credit exposure	$ 205,280	$ 171,360